Prepayments and other current assets	12 Months Ended
Dec. 31, 2020
Prepayments and other current assets
Prepayments and other current assets

11.  Prepayments and other current assets

	December 31,
	2019	2020
	RMB	RMB

Interests receivable	155,265	234,923
Value added taxes to be deducted	82,561	126,098
Receivables from payment platforms	66,858	88,954
Employee advances	21,474	24,096
Prepayments and deposits to vendors and content providers	36,719	42,723
Deposits	32,903	36,612
Loans to third parties	83,253	646
Receivables from disposal of investments	19,882	—
Others	39,174	117,178

Total	538,089	671,230